SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2022
Leased systems [Member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	15.00%
Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	15.00%
Computers [Member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	33.00%
Office equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	6.00%
Office equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	15.00%